NON-CONTROLLING INTEREST (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	May 12, 2021	May 07, 2021	Mar. 31, 2021	Mar. 22, 2021	Nov. 24, 2020	Nov. 17, 2020	Aug. 26, 2020
Compensation expense		$ 3,248,181
Fair value of stock option		3,964,207
Aggregate gross proceeds on exercise of warrant		$ 128,550
Stock options issued		21,250,000
Stock options exercisable		9,375,000
Stock options weighted average remaining term		2 years 1 month 6 days
Price per share	$ 0.09	$ 0.12			$ 0.12	$ 0.12	$ 0.28	$ 0.015	$ 0.015	$ 0.049
Total unrecognized compensation		$ 702,166
Aggregate relative fair value		$ 134,927
Number of warrants exercised		4,308,600
American Aviation Technologies LLC [Member]
Return of total membership units				3,600,000
Ownership reduced percentage				64.00%
Warrants [Member]
Aggregate gross proceeds on exercise of warrant		$ 128,550
Number of warrants Outstanding	105,512,161	55,512,161
Aggregate relative fair value	$ 2,777,081
Number of warrants exercised		4,305,000
Wighted average remaining useful life of warrants	4 years
Warrants One [Member]
Aggregate gross proceeds on exercise of warrant		$ 128,550
Number of warrants Outstanding		55,512,161	8,848,333
Aggregate relative fair value		$ 2,777,081
Number of warrants exercised		4,305,000
Wighted average remaining useful life of warrants		4 years
Minimum [Member] | Warrants [Member]
Warrant term	2 years	2 years
Warrant exercise price	$ 0.1187	$ 0.1187
Maximum [Member] | Warrants [Member]
Warrant term	5 years	5 years
Warrant exercise price	$ 0.025	$ 0.025